Other non-current financial liabilities - Disclosure of Reconciliation of Put Options Liabilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure of financial liabilities [line items]
Put options, beginning balance	€ 7,423	€ 0
Put options, ending balance	15,419	7,423
Put options | Financial liabilities at fair value through profit or loss | Recurring fair value measurement
Disclosure of financial liabilities [line items]
Put options, beginning balance	7,423	0
Acquisition of subsidiaries	6,792	7,374
Changes in fair value recognized in income statement	1,925	0
Derecognition of options	(895)	0
Exchange differences	174	49
Put options, ending balance	€ 15,419	€ 7,423